Derivatives and Hedging Activities (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Outstanding Interest Rate Derivatives

As of June 30, 2020, the Company had the following outstanding interest rate derivatives (dollars in thousands):

Interest Rate Derivatives	Number of Instruments	Notional Amount	Maturity Dates
Derivatives designated as hedging instruments:
Interest rate caps	11	$405,909	September 1, 2020 through May 1, 2024

As of December 31, 2019, the Company had the following outstanding interest rate derivatives (dollars in thousands):

Interest Rate Derivative	Number of Instruments	Notional Amount	Maturity Dates
Derivatives designated as hedging instruments:
Interest rate caps	12	$408,632	January 1, 2020 through July 1, 2023

Fair Value of Derivative Financial Instruments and Balance Sheet Classification

The table below presents the fair value of the Company’s derivative financial instruments on the consolidated balance sheets as of June 30, 2020 and December 31, 2019 (in thousands):

Asset Derivatives				Liabilities Derivatives
June 30, 2020		December 31, 2019		June 30, 2020		December 31, 2019
Balance Sheet	Fair Value	Balance Sheet	Fair Value	Balance Sheet	Fair Value	Balance Sheet	Fair Value
Derivatives designated as hedging instruments:
Interest rate caps	$112	Interest rate caps	$9	NA	$—	NA	$—

The table below presents the fair value of the Company’s derivative financial instruments on the consolidated balance sheets as of December 31, 2019 and 2018 (in thousands):

Asset Derivatives				Liabilities Derivatives
December 31, 2019		December 31, 2018		December 31, 2019		December 31, 2018
Balance Sheet	Fair Value	Balance Sheet	Fair Value	Balance Sheet	Fair Value	Balance Sheet	Fair Value
Derivatives designated as hedging instruments:
Interest rate caps	$9	Interest rate caps	$27	NA	$—	NA	$—
Derivatives not designated as hedging instruments:
Cancelable swap	NA	NA	NA	NA	NA	NA	$—

Effect of Derivative Financial Instruments on The Consolidated Statements of Operations and Comprehensive Loss

The table below presents the effect of the Company's derivative financial instruments on the consolidated statements of operations and comprehensive loss for the three and six months ended June 30, 2020 and 2019 (in thousands):

Derivatives Designated as	Location of Gain (Loss) Recognized	Amount of Gain (Loss) Recognized in Income for the Three Months Ended		Amount of Gain (Loss) Recognized in Income for the Six Months Ended
Hedging Instruments	in Income	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Interest rate caps	Interest expense	$(26)	$(71)	$(60)	$(141)

Derivatives in Cash Flow Hedging	Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion) for the Three Months Ended		Location of Gain (Loss) Reclassified from Accumulated OCI into Income	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion) for the Three Months Ended
Relationships	June 30, 2020	June 30, 2019	(Effective Portion)	June 30, 2020	June 30, 2019
Interest rate products	$24	$(35)	Interest expense	$(26)	$(71)

Derivatives in Cash Flow Hedging	Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion) for the Six Months Ended		Location of Gain (Loss) Reclassified from Accumulated OCI into Income	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion) for the Six Months Ended
Relationships	June 30, 2020	June 30, 2019	(Effective Portion)	June 30, 2020	June 30, 2019
Interest rate products	$(15)	$(59)	Interest expense	$(60)	$(141)

The table below presents the effect of the Company's derivative financial instruments on the consolidated statements of operations and comprehensive loss for the years ended December 31, 2019 and 2018 (in thousands):

		Amount of Gain (Loss) Recognized in Income for the Years Ended
Derivatives Designated as Hedging Instruments	Location of Gain (Loss) Recognized in Income	December 31, 2019	December 31, 2018
Interest rate caps	Interest expense	$(285)	$(108)

		Amount of Gain (Loss) Recognized in Income for the Years Ended
Derivatives Not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in Income	December 31, 2019	December 31, 2018
Cancelable swap	Interest expense	$—	$287

	Amount of Gain (Loss) Recognized in OCI on Derivative for the Years Ended		Location of Gain (Loss) Reclassified from Accumulated	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income for the Years Ended
Derivatives in Cash Flow Hedging Relationships	December 31, 2019	December 31, 2018	OCI into Income (Effective Portion)	December 31, 2019	December 31, 2018
Interest rate products	$(95)	$(43)	Interest expense	$(285)	$(108)